UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-10145
                                      ------------------------------------------

                              Baillie Gifford Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
(Address of principal executive offices)                (Zip code)

                               Angus N G Macdonald

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000
                                                    ----------------------------

Date of fiscal year end: December 31
                         --------------------

Date of reporting period: September 30, 2009
                          -------------------

EXPLANATORY NOTE: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4 (2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)                                            BAILLIE GIFFORD EMERGING MARKETS FUND
---------------------------------------------------------------------------------------------------------------

COMPANY                                                                        SHARES             U.S. $ VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 91.7%
BRAZIL - 10.2%
All America Latina Logistica                                                  226,000            $    1,755,340
B2W Companhia Global do Varejo                                                 62,300                 1,752,319
BM&F BOVESPA SA                                                               196,900                 1,454,855
Lojas Renner SA                                                               115,500                 2,010,623
OGX Petroleo e Gas Participacoes SA                                             8,500                 6,491,589
Petroleo Brasileiro SA ADR                                                    185,800                 8,528,220
Vale SA ADR                                                                   153,100                 3,541,203
                                                                                                 ---------------
                                                                                                     25,534,149
                                                                                                 ---------------
CHINA - 20.0%
Baidu, Inc. ADR (a)                                                             6,300                 2,463,615
Bank of China Ltd., Class H                                                 7,461,000                 3,914,012
BYD Co., Ltd., Class H (a)                                                    996,500                 8,180,396
China Construction Bank Corp., Class H                                      5,109,000                 4,063,926
China Taiping Insurance Holdings Co., Ltd. (a)                              1,027,000                 2,742,561
China Life Insurance Co., Ltd.                                                523,000                 2,281,665
China Merchants Bank Co., Ltd., Class H                                     1,247,600                 2,769,125
China National Building Material Co., Ltd., Class H                           562,000                 1,315,143
China Petroleum & Chemical Corp.                                            3,258,000                 2,765,985
China Resources Enterprise Ltd.                                               726,000                 2,104,513
China Shenhua Energy Co., Ltd., Class H                                       968,000                 4,195,707
China Unicom (Hong Kong) Ltd.                                               2,100,000                 2,975,940
CNPC Hong Kong Ltd.                                                         3,040,000                 2,400,769
GOME Electrical Appliances Holdings Ltd. (a)                                9,471,060                 2,518,354
Parkson Retail Group Ltd.                                                     920,000                 1,355,031
Sina Corp. (a)                                                                111,500                 4,232,540
                                                                                                 ---------------
                                                                                                     50,279,282
                                                                                                 ---------------
COLOMBIA - 0.7%
Bancolombia SA ADR                                                             43,500                 1,867,455
                                                                                                 ---------------

INDIA - 9.9%
ACC Ltd.                                                                       78,400                 1,331,236
Bharat Heavy Electricals Ltd.                                                  25,100                 1,208,896
Hero Honda Motors Ltd.                                                         70,100                 2,429,600
Housing Development Finance Corp., Ltd.                                        51,700                 2,983,561
Infrastructure Development Finance Co., Ltd.                                  608,800                 1,840,193
Jindal Steel & Power Ltd.                                                     432,000                 5,239,029
Mahindra & Mahindra Ltd.                                                      192,500                 3,517,745
Reliance Capital Ltd.                                                         208,650                 3,955,548
Reliance Industries Ltd. GDR (a)                                               51,200                 2,331,345
                                                                                                 ---------------
                                                                                                     24,837,153
                                                                                                 ---------------
INDONESIA - 4.5%
PT Astra International Tbk                                                  1,043,500                 3,579,054
PT Bank Mandiri                                                             5,674,500                 2,741,830
PT Bank Rakyat Indonesia                                                    4,036,500                 3,112,662
PT Telekomunikasi Indonesia Tbk                                             2,184,500                 1,955,410
                                                                                                 ---------------
                                                                                                     11,388,956
                                                                                                 ---------------
IRELAND - 0.4%
Kenmare Resources Plc. (a)                                                  2,451,061                 1,080,955
                                                                                                 ---------------

MEXICO - 4.4%
America Movil SA de CV, Series L ADR                                           98,300                 4,308,489
Fomento Economico Mexicano, SAB de CV ADR                                      56,100                 2,134,605
Grupo Financiero Banorte SA de CV, Class O                                    599,411                 2,005,586
Wal-Mart de Mexico SA de CV, Series V                                         782,380                 2,712,853
                                                                                                 ---------------
                                                                                                     11,161,533
                                                                                                 ---------------

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2009.

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)                                             BAILLIE GIFFORD EMERGING MARKETS FUND
----------------------------------------------------------------------------------------------------------------

COMPANY                                                                        SHARES             U.S. $ VALUE
----------------------------------------------------------------------------------------------------------------
RUSSIA - 2.9%
Mobile TeleSystems ADR                                                         21,200            $    1,023,324
Rosneft Oil Co. GDR (a)                                                       453,000                 3,442,800
Vimpel-Communications ADR (a)                                                  69,500                 1,299,650
X5 Retail Group NV GDR (a)                                                     66,000                 1,610,535
                                                                                                 ---------------
                                                                                                      7,376,309
                                                                                                 ---------------
SOUTH AFRICA - 5.4%
AngloGold Ashanti Ltd.                                                         27,000                 1,094,928
AngloGold Ashanti Ltd. ADR                                                     28,700                 1,169,812
Gold Fields Ltd.                                                              299,200                 4,094,670
Gold Fields Ltd. ADR                                                           85,900                 1,183,702
Heritage Oil Plc. (a)                                                         165,000                 1,301,397
Massmart Holdings Ltd.                                                        158,528                 1,858,163
Naspers Ltd., Class N                                                          87,100                 2,981,564
                                                                                                 ---------------
                                                                                                     13,684,236
                                                                                                 ---------------
SOUTH KOREA - 12.7%
Cheil Industries, Inc.                                                         53,900                 2,332,321
Glovis Co., Ltd.                                                               22,100                 2,085,049
Hyundai Development Co.                                                        57,500                 2,079,058
Hyundai Mobis                                                                  15,100                 2,117,342
KB Financial Group, Inc. (a)                                                   62,613                 3,212,921
Mirae Asset Securities Co., Ltd                                                36,600                 2,175,986
NHN Corp. (a)                                                                  13,300                 1,951,628
Samsung Electronics Co., Ltd.                                                  13,200                 9,113,143
Samsung Fire & Marine Insurance Co., Ltd.                                      16,543                 3,376,865
Shinsegae Co., Ltd.                                                             7,150                 3,600,175
                                                                                                 ---------------
                                                                                                     32,044,488
                                                                                                 ---------------
TAIWAN - 10.6%
Advanced Semiconductor Engineering, Inc.                                    1,827,000                 1,513,019
China Life Insurance Co., Ltd. (a)                                          3,904,880                 2,769,203
China Steel Corp.                                                             454,000                   420,754
Evergreen Marine Corp. (a)                                                  3,343,000                 1,918,955
Far Eastern Department Stores Ltd.                                          2,532,559                 2,502,179
Hon Hai Precision Industry Co., Ltd. GDR Reg S                              1,340,437                 5,352,437
MediaTek, Inc.                                                                192,384                 3,197,616
Polaris Securities Co., Ltd. (a)                                            2,186,000                 1,282,468
SinoPac Financial Holdings Co., Ltd. (a)                                    3,116,000                 1,273,427
Taiwan Cement Corp.                                                           866,000                   969,318
Taiwan Semiconductor Manufacturing Co., Ltd. ADR                            2,813,310                 5,567,542
                                                                                                 ---------------
                                                                                                     26,766,918
                                                                                                 ---------------
THAILAND - 1.7%
Bank of Ayudhya PCL NVDR                                                    7,319,500                 4,188,472
                                                                                                 ---------------

TURKEY - 3.9%
Turkiye Garanti Bankasi AS                                                  1,555,826                 5,910,267
Turkiye Is Bankasi, Class C                                                 1,009,520                 3,967,474
                                                                                                 ---------------
                                                                                                      9,877,741
                                                                                                 ---------------
TURKMENISTAN - 2.2%
Dragon Oil Plc. (a)                                                           912,645                 5,566,936
                                                                                                 ---------------

UNITED KINGDOM - 2.0%
Cairn Energy Plc. (a)                                                          56,000                 2,502,961
Tullow Oil Plc.                                                               132,200                 2,391,925
                                                                                                 ---------------
                                                                                                      4,894,886
                                                                                                 ---------------

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2009.

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)                                             BAILLIE GIFFORD EMERGING MARKETS FUND
----------------------------------------------------------------------------------------------------------------

COMPANY                                                                        SHARES             U.S. $ VALUE
----------------------------------------------------------------------------------------------------------------
VIETNAM - 0.2%
Vietnam Resource Investments Holdings Ltd. (a)                                 81,700            $      449,350
                                                                                                 ---------------

TOTAL COMMON STOCKS
     (cost $159,209,188)                                                                            230,998,819
                                                                                                 ---------------

PREFERRED STOCKS - 6.7%
BRAZIL - 5.6%
Banco Bradesco SA                                                             209,400                 4,178,308
Bradespar SA                                                                  155,700                 2,856,316
Companhia Energetica de Minas Gerais                                          164,575                 2,489,619
Itausa - Investimentos Itau SA                                                732,802                 4,434,205
                                                                                                 ---------------
                                                                                                     13,958,448
                                                                                                 ---------------
SOUTH KOREA - 1.1 %
Samsung Electronics Co., Ltd.                                                   6,835                 2,853,976
                                                                                                 ---------------

TOTAL PREFERRED STOCKS
     (cost $10,997,986)                                                                              16,812,424
                                                                                                 ---------------

WARRANTS(a) - 0.0%
VIETNAM - 0.0%
Vietnam Resource Investments Holdings Ltd.
     expiring on 6/18/10
     (cost $0)                                                                  8,170                       123
                                                                                                 ---------------

TOTAL INVESTMENTS - 98.4%
     (cost $170,207,174)                                                                            247,811,366
Other assets less liabilities - 1.6%                                                                  3,931,796
                                                                                                 ---------------
NET ASSETS - 100.0%                                                                              $  251,743,162
                                                                                                 ===============

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $170,207,174. Net unrealized depreciation aggregated $77,604,192 of which $79,976,041 related to appreciated investment securities and $2,371,849 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2009.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2009 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's assets carried at fair value:

                                          LEVEL 1                LEVEL 2
--------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
Common Stocks                           $ 53,378,582          $ 177,620,237
Preferred Stocks                          13,958,448              2,853,976
Warrants                                           -                    123
                                    --------------------------------------------
TOTAL                                   $ 67,337,030          $ 180,474,336
                                    ============================================


See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2009.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)                                         BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------

COMPANY                                                                       SHARES              U.S. $ VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 95.4%
AUSTRALIA - 4.6%
Brambles Ltd.                                                                647,171           $      4,600,104
Woodside Petroleum Ltd.                                                       72,653                  3,332,985
Woolworths Ltd.                                                              123,345                  3,179,216
                                                                                               -----------------
                                                                                                     11,112,305
                                                                                               -----------------
BELGIUM - 1.0%
Groupe Bruxelles Lambert SA                                                   27,075                  2,509,026
                                                                                               -----------------

BERMUDA - 1.4%
Seadrill Ltd. (a)                                                            163,465                  3,422,206
                                                                                               -----------------

BRAZIL - 5.5%
All America Latina Logistica                                                 248,600                  1,930,874
BM&F BOVESPA SA                                                              387,300                  2,861,683
OGX Petroleo e Gas Participacoes SA                                            2,400                  1,832,919
Petroleo Brasileiro SA ADR                                                   166,300                  6,537,253
                                                                                               -----------------
                                                                                                     13,162,729
                                                                                               -----------------
CANADA - 4.6%
EnCana Corp.                                                                  52,915                  3,064,241
Fairfax Financial Holdings Ltd.                                               10,344                  3,842,637
Ritchie Bros. Auctioneers, Inc.                                               61,984                  1,534,186
Shoppers Drug Mart Corp.                                                      64,318                  2,639,642
                                                                                               -----------------
                                                                                                     11,080,706
                                                                                               -----------------
CHINA - 9.0%
Baidu, Inc. ADR (a)                                                            5,800                  2,268,090
Cheung Kong (Holdings) Ltd.                                                  242,000                  3,059,451
China Shenhua Energy Co., Ltd., Class H                                      754,000                  3,268,143
Hang Seng Bank Ltd.                                                          208,600                  2,994,805
Hong Kong Exchanges & Clearing Ltd.                                          273,100                  4,927,130
Industrial and Commercial Bank of China Ltd., Class H                      5,312,000                  3,983,895
Pacific Basin Shipping Ltd.                                                1,893,000                  1,240,433
                                                                                               -----------------
                                                                                                     21,741,947
                                                                                               -----------------
DENMARK - 2.9%
A P Moller - Maersk AS, B Shares                                                 282                  1,952,555
DSV AS (a)                                                                   128,588                  2,304,780
Novozymes AS, B Shares                                                        28,672                  2,710,069
                                                                                               -----------------
                                                                                                      6,967,404
                                                                                               -----------------
FINLAND - 2.2%
Kone Oyj, Class B                                                             91,524                  3,368,926
Sampo Oyj, Class A                                                            79,170                  1,998,490
                                                                                               -----------------
                                                                                                      5,367,416
                                                                                               -----------------
FRANCE - 5.6%
Alstom                                                                        32,935                  2,411,895
BNP Paribas                                                                   31,320                  2,513,510
Essilor International SA                                                      53,154                  3,035,226
Sanofi-Aventis                                                                33,118                  2,442,315
Total SA                                                                      53,666                  3,189,905
                                                                                               -----------------
                                                                                                     13,592,851
                                                                                               -----------------
GERMANY - 3.8%
Celesio AG                                                                    68,167                  1,886,426
Deutsche Boerse AG                                                            36,047                  2,952,735
Muenchener Rueckversicherungs-Gesellschaft AG                                 11,145                  1,780,726
SAP AG                                                                        49,637                  2,426,455
                                                                                               -----------------
                                                                                                      9,046,342
                                                                                               -----------------
IRELAND - 0.8%
CRH Plc.                                                                      69,917                  1,939,814
                                                                                               -----------------

ISRAEL - 0.9%
Teva Pharmaceutical Industries Ltd. ADR                                       41,400                  2,093,184
                                                                                               -----------------


See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2009.

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)                                         BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------

COMPANY                                                                       SHARES              U.S. $ VALUE
----------------------------------------------------------------------------------------------------------------
ITALY - 1.0%
Intesa Sanpaolo (a)                                                          546,998           $      2,426,984
                                                                                               -----------------

JAPAN - 10.1%
Asahi Breweries Ltd.                                                         150,300                  2,744,901
Canon, Inc.                                                                   86,600                  3,469,753
Chugai Pharmaceutical Co., Ltd.                                               91,700                  1,893,336
Daikin Industries Ltd.                                                        36,300                  1,300,439
Japan Tobacco, Inc.                                                              829                  2,834,289
Mitsui & Co., Ltd.                                                           104,500                  1,359,513
Mitsui Sumitomo Insurance Group Holdings, Inc.                                87,200                  2,388,744
Nintendo Co., Ltd.                                                             5,700                  1,453,559
Olympus Corp.                                                                 81,000                  2,137,945
Rakuten, Inc.                                                                  3,864                  2,572,146
SMC Corp.                                                                     18,300                  2,241,830
                                                                                               -----------------
                                                                                                     24,396,455
                                                                                               -----------------
MEXICO - 1.2%
America Movil SA de CV, Series L ADR                                          65,400                  2,866,482
                                                                                               -----------------

NETHERLANDS - 3.1%
ASML Holding NV                                                               64,987                  1,917,866
Heineken Holding NV                                                           74,795                  3,072,337
James Hardie Industries NV CDI (a)                                           353,163                  2,444,945
                                                                                               -----------------
                                                                                                      7,435,148
                                                                                               -----------------
NORWAY - 0.7%
Fred Olsen Energy ASA                                                         46,765                  1,747,899
                                                                                               -----------------

PORTUGAL - 0.5%
Galp Energia, SGPS, SA, B Shares                                              74,104                  1,283,078
                                                                                               -----------------

RUSSIA - 1.7%
Mobile TeleSystems ADR                                                        59,700                  2,881,719
X5 Retail Group NV GDR (a)                                                    50,200                  1,224,983
                                                                                               -----------------
                                                                                                      4,106,702
                                                                                               -----------------
SINGAPORE - 2.9%
DBS Group Holdings Ltd.                                                      321,000                  3,013,009
United Overseas Bank Ltd.                                                    327,000                  3,878,110
                                                                                               -----------------
                                                                                                      6,891,119
                                                                                               -----------------
SOUTH AFRICA - 1.6%
Massmart Holdings Ltd.                                                       108,400                  1,270,595
Naspers Ltd., Class N                                                         72,389                  2,477,985
                                                                                               -----------------
                                                                                                      3,748,580
                                                                                               -----------------
SOUTH KOREA - 2.9%
Samsung Electronics Co., Ltd.                                                  6,992                  4,827,204
Shinsegae Co., Ltd.                                                            4,500                  2,265,844
                                                                                               -----------------
                                                                                                      7,093,048
                                                                                               -----------------
SPAIN - 0.7%
Banco Santander SA                                                           109,754                  1,773,019
                                                                                               -----------------

SWEDEN - 4.2%
Atlas Copco AB, B Shares                                                     473,133                  5,402,420
Svenska Handelsbanken AB, A Shares                                           184,103                  4,712,924
                                                                                               -----------------
                                                                                                     10,115,344
                                                                                               -----------------
SWITZERLAND - 2.8%
Nestle SA                                                                    156,881                  6,697,353
                                                                                               -----------------

TAIWAN - 4.2%
Hon Hai Precision Industry Co., Ltd. GDR Reg S                               362,604                  2,900,832
MediaTek, Inc.                                                               126,000                  2,094,247
Taiwan Semiconductor Manufacturing Co., Ltd. ADR                             468,028                  5,129,587
                                                                                               -----------------
                                                                                                     10,124,666
                                                                                               -----------------
TURKEY - 1.7%
BIM Birlesik Magazalar AS                                                     28,431                  1,162,993
Turkiye Garanti Bankasi AS                                                   755,656                  2,870,584
                                                                                               -----------------
                                                                                                      4,033,577
                                                                                               -----------------

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2009.

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)                                         BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------

COMPANY                                                                       SHARES              U.S. $ VALUE
----------------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 13.8%
Amlin Plc.                                                                   264,000           $      1,620,800
BG Group Plc.                                                                161,360                  2,812,355
BHP Billiton Plc.                                                            211,707                  5,797,913
British American Tobacco Plc.                                                118,005                  3,706,933
Capita Group Plc.                                                            232,070                  2,684,477
Experian Plc.                                                                299,379                  2,528,056
Legal & General Group Plc.                                                 1,226,000                  1,729,093
Man Group Plc.                                                               272,798                  1,448,764
Sage Group Plc. (The)                                                        587,751                  2,198,274
Smith & Nephew Plc.                                                          223,000                  2,002,668
Tesco Plc.                                                                   772,680                  4,946,456
Wolseley Plc. (a)                                                             81,000                  1,958,689
                                                                                               -----------------
                                                                                                     33,434,478
                                                                                               -----------------
TOTAL COMMON STOCKS
     (cost $190,337,908)                                                                            230,209,862
                                                                                               -----------------

PREFERRED STOCKS - 3.1%
BRAZIL - 3.1%
Itau Unibanco Holding SA ADR                                                 135,740                  2,735,161
Vale SA ADR                                                                  233,700                  4,793,187
                                                                                               -----------------

TOTAL PREFERRED STOCKS
     (cost $5,994,251)                                                                                7,528,348
                                                                                               -----------------

RIGHTS(a) - 0.0%
BNP Paribas
  expiring on 10/13/09
     (cost $0)                                                                31,320                     67,832
                                                                                               -----------------

TOTAL INVESTMENTS - 98.5%
     (cost $196,332,159)                                                                            237,806,042
Other assets less liabilities - 1.5%                                                                  3,676,576
                                                                                               -----------------
NET ASSETS - 100.0%                                                                            $    241,482,618
                                                                                               =================


(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - Chess Depository Receipt.
GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $196,332,159. Net unrealized appreciation aggregated $41,473,883 of which $42,612,372 related to appreciated investment securities and $1,138,489 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
     Level 1 - quoted prices in active markets for identical securities
     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2009.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2009 (UNAUDITED)         BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's assets carried at fair value:

                                                   LEVEL 1           LEVEL 2
--------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
Common Stocks                                    $ 42,383,329      $187,826,533
Preferred Stocks                                    7,528,348                 -
Rights                                                 67,832                 -
                                           -------------------------------------
                                                   49,979,509       187,826,533
OTHER FINANCIAL INSTRUMENTS*                                -            (6,348)
                                           -------------------------------------
TOTAL                                            $ 49,979,509      $187,820,185
                                           =====================================

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.


At September 30, 2009, the Fund had the following forward foreign currency contracts:

  SETTLEMENT               CONTRACTS              IN EXCHANGE        UNREALIZED
     DATE                  TO DELIVER                 FOR               LOSS
--------------------------------------------------------------------------------

  10/02/2009     ZAR      2,191,864     USD         291,782         $ (3,121)
  10/05/2009     ZAR        728,075     USD          96,922           (1,017)
  10/06/2009     ZAR      1,142,172     USD         151,898           (2,210)
                                                                -------------
                                NET UNREALIZED DEPRECIATION         $ (6,348)
                                                                =============


See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2009.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)                                                        BAILLIE GIFFORD EAFE FUND
---------------------------------------------------------------------------------------------------------------

COMPANY                                                                     SHARES              U.S. $ VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 92.0%
AUSTRALIA - 5.1%
Brambles Ltd.                                                            1,698,682            $     12,074,264
Woodside Petroleum Ltd.                                                    340,286                  15,610,756
Woolworths Ltd.                                                            531,120                  13,689,611
                                                                                              -----------------
                                                                                                    41,374,631
                                                                                              -----------------
BRAZIL - 3.7%
Petroleo Brasileiro SA ADR                                                 760,300                  29,887,393
                                                                                              -----------------

CHINA - 7.8%
Baidu, Inc. ADR (a)                                                         17,200                   6,726,060
China Merchants Bank Co., Ltd.                                           2,403,500                   5,334,715
China Mobile Ltd.                                                        1,094,500                  10,719,798
China Unicom (Hong Kong) Ltd.                                            3,602,000                   5,104,445
CNOOC Ltd.                                                               4,784,000                   6,449,723
Esprit Holdings Ltd.                                                     1,193,900                   7,999,817
Hong Kong Exchanges & Clearing Ltd.                                        640,500                  11,555,572
Li & Fung Ltd.                                                           1,194,000                   4,783,789
Ports Design Ltd.                                                          494,500                   1,233,015
Tencent Holdings Ltd.                                                      188,000                   3,051,209
                                                                                              -----------------
                                                                                                    62,958,143
                                                                                              -----------------
DENMARK - 3.6%
Novo Nordisk AS, B Shares                                                  156,666                   9,853,353
Novozymes AS, B Shares                                                      45,858                   4,334,484
Vestas Wind Systems AS (a)                                                 200,953                  14,648,060
                                                                                              -----------------
                                                                                                    28,835,897
                                                                                              -----------------
FRANCE - 4.4%
Essilor International SA                                                   237,594                  13,567,209
L'Oreal SA                                                                 130,208                  12,968,349
PPR                                                                         72,300                   9,301,929
                                                                                              -----------------
                                                                                                    35,837,487
                                                                                              -----------------
GERMANY - 6.0%
Adidas AG                                                                  234,213                  12,431,462
Celesio AG                                                                 297,890                   8,243,687
Q-Cells AG (a)                                                             287,510                   5,483,216
SAP AG                                                                     358,656                  17,532,541
TUI AG (a)                                                                 430,300                   4,432,443
                                                                                              -----------------
                                                                                                    48,123,349
                                                                                              -----------------
ISRAEL - 0.3%
Teva Pharmaceutical Industries Ltd. ADR                                     51,200                   2,588,672
                                                                                              -----------------

ITALY - 1.4%
Intesa Sanpaolo (a)                                                      2,532,222                  11,235,257
                                                                                              -----------------


See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2009.

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)                                                        BAILLIE GIFFORD EAFE FUND
---------------------------------------------------------------------------------------------------------------

COMPANY                                                                     SHARES               U.S. $ VALUE
---------------------------------------------------------------------------------------------------------------
JAPAN - 15.7%
Canon, Inc.                                                                455,200            $     18,238,242
Hoya Corp.                                                                 261,700                   6,165,695
Japan Tobacco, Inc.                                                          3,148                  10,762,776
Kyocera Corp.                                                               35,200                   3,251,617
Mitsui Sumitomo Insurance Group Holdings, Inc.                             497,900                  13,639,397
Nintendo Co., Ltd.                                                          68,500                  17,468,212
Rakuten, Inc.                                                               15,780                  10,504,259
Rohm Co., Ltd.                                                              75,800                   5,281,059
SMC Corp.                                                                   96,100                  11,772,671
Toyota Motor Corp.                                                         341,300                  13,573,676
Trend Micro, Inc.                                                           91,000                   3,376,420
Yamada Denki Co., Ltd.                                                     131,800                   8,892,167
Yamaha Motor Co., Ltd.                                                     306,400                   3,768,726
                                                                                              -----------------
                                                                                                   126,694,917
                                                                                              -----------------
LUXEMBOURG - 0.8%
Oriflame Cosmetics SA                                                      108,856                   5,580,492
Reinet Investments SCA (a)                                                  39,281                     554,436
                                                                                              -----------------
                                                                                                     6,134,928
                                                                                              -----------------
MEXICO - 1.1%
America Movil SA de CV, Series L ADR                                       122,100                   5,351,643
Wal-Mart de Mexico SA de CV, Series V                                    1,125,700                   3,903,294
                                                                                              -----------------
                                                                                                     9,254,937
                                                                                              -----------------
NETHERLANDS - 0.7%
James Hardie Industries NV CDI (a)                                         765,851                   5,301,980
                                                                                              -----------------

RUSSIA - 1.6%
Gazprom ADR Reg S                                                          538,850                  12,589,383
                                                                                              -----------------

SINGAPORE - 0.7%
Singapore Exchange Ltd.                                                    958,000                   5,695,208
                                                                                              -----------------

SOUTH AFRICA - 0.3%
Impala Platinum Holdings Ltd.                                              119,200                   2,791,297
                                                                                              -----------------

SOUTH KOREA - 1.7%
Samsung Electronics Co., Ltd.                                               12,300                   8,491,792
Samsung Fire & Marine Insurance Co., Ltd.                                   23,874                   4,873,316
                                                                                              -----------------
                                                                                                    13,365,108
                                                                                              -----------------
SPAIN - 4.2%
Banco Santander SA                                                       1,340,475                  21,654,683
Industria de Diseno Textil SA                                              211,028                  12,134,936
                                                                                              -----------------
                                                                                                    33,789,619
                                                                                              -----------------
SWEDEN - 5.0%
Atlas Copco AB, A Shares                                                 1,549,214                  19,972,321
Sandvik AB                                                               1,154,212                  12,741,612
Svenska Handelsbanken AB, A Shares                                         295,066                   7,553,509
                                                                                              -----------------
                                                                                                    40,267,442
                                                                                              -----------------

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2009.

PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)                                                        BAILLIE GIFFORD EAFE FUND
---------------------------------------------------------------------------------------------------------------

COMPANY                                                                     SHARES               U.S. $ VALUE
---------------------------------------------------------------------------------------------------------------
SWITZERLAND - 6.5%
ABB Ltd. (a)                                                               267,000            $      5,368,933
Compagnie Financiere Richemont SA, Br A                                    371,649                  10,521,023
Geberit AG                                                                  50,857                   7,828,640
Syngenta AG                                                                 42,930                   9,865,545
UBS AG (a)                                                               1,048,705                  19,227,917
                                                                                              -----------------
                                                                                                    52,812,058
                                                                                              -----------------
TAIWAN - 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR                           940,525                  10,308,154
                                                                                              -----------------

TURKEY - 1.0%
Turkiye Garanti Bankasi AS                                               2,202,300                   8,366,091
                                                                                              -----------------

UNITED KINGDOM - 19.1%
BG Group Plc.                                                              494,051                   8,610,850
BHP Billiton Plc.                                                          743,355                  20,357,891
British American Tobacco Plc.                                              640,659                  20,125,247
Bunzl Plc.                                                                 458,059                   4,656,597
Capita Group Plc.                                                          350,149                   4,050,359
Lloyds TSB Group Plc.  (a)                                               2,476,130                   4,112,449
Meggitt Plc.                                                             2,241,439                   8,359,591
Prudential Plc.                                                          1,267,000                  12,211,199
Rolls-Royce Group Plc. (a)                                               1,501,701                  11,331,646
SABMiller Plc.                                                             335,000                   8,094,637
Signet Jewelers Ltd. (a)                                                   175,100                   4,644,097
Standard Chartered Plc.                                                    970,980                  23,984,637
Tesco Plc.                                                               2,549,870                  16,323,471
William Morrison Supermarkets Plc.                                       1,535,000                   6,823,469
                                                                                              -----------------
                                                                                                   153,686,140
                                                                                              -----------------
TOTAL COMMON STOCKS
     (cost $636,270,603)                                                                           741,898,091
                                                                                              -----------------

PREFERRED STOCKS - 3.0%
BRAZIL - 1.9%
Itau Unibanco Holding SA ADR                                               787,930                  15,876,789
                                                                                              -----------------

GERMANY - 1.1%
Porsche Automobil Holding SE                                               109,486                   8,621,815
                                                                                              -----------------

TOTAL PREFERRED STOCKS
     (cost $21,877,704)                                                                             24,498,604
                                                                                              -----------------

TOTAL INVESTMENTS - 95.0%
      (cost $658,148,307)                                                                          766,396,695
Other assets less liabilities - 5.0%                                                                40,201,423
                                                                                              -----------------
NET ASSETS - 100.0%                                                                           $    806,598,118
                                                                                              =================

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - Chess Depository Interest.


See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2009.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2009 (UNAUDITED)                         BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $658,148,307. Net unrealized depreciation aggregated $108,248,388 of which $124,289,199 related to appreciated investment securities and $16,040,811 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
     Level 1 - quoted prices in active markets for identical securities
     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's assets carried at fair value:

                                        LEVEL 1                   LEVEL 2
--------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
Common Stocks                         $ 72,338,892             $ 669,559,199
Preferred Stocks                        15,876,789                 8,621,815
                                   ---------------------------------------------
TOTAL                                 $ 88,215,681             $ 678,181,014
                                   =============================================


See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2009.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)             BAILLIE GIFFORD FUNDS
               -------------------------------------------


By (Signature and Title) /s/ Peter Hadden
                         -------------------------------
                         PETER HADDEN, PRESIDENT

                               November 25, 2009
                           --------------------------
                                     DATE

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Peter Hadden
                         ------------------------------
                         PETER HADDEN, PRESIDENT

                               November 25, 2009
                           --------------------------
                                     DATE



By (Signature and Title) /s/ Nigel Cessford
                         -------------------------------
                         NIGEL CESSFORD, TREASURER

                               November 25, 2009
                           --------------------------
                                     DATE


                                  EXHIBIT LIST

3(i) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii) Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.